Financial Statements - Balance sheets (Parenthetical) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Balance Sheet Parathetical Abstract
Of which subordinated liabilities at fair value		€ 0	€ 0
Of which: Subordinated liabilities at amortized cost		17,109	18,047
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given		122,938	118,959
Financial guarantees given	[1]	15,526	16,454
Contingent Commitments		€ 36,158	€ 35,098

[1]	(*) Non performing financial guarantees given amounted to €707 and €740 million, respectively, as of June 30, 2019 and December 31, 2018, respectively .